Inventories - Inventories (Details) (USD $)	Jan. 31, 2013	Apr. 30, 2012
Inventories
Raw materials	$ 77,269	$ 68,253
Work-in-process	13,237	9,406
Finished goods	5,727	7,131
[InventoryGross]	$ 96,233	$ 84,790